Equity settled share-based transactions - Restricted Share Scheme (Details)					12 Months Ended
	Dec. 31, 2022 USD ($) item $ / shares	Jun. 30, 2022 USD ($) item $ / shares	May 18, 2022 USD ($) item $ / shares	Aug. 01, 2017 item $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted					3,537,409
Equity-settled share-based payment expenses						$ 532,752
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted | item				5,313,900
Subscription price | $ / shares				$ 0.01
Aggregate fair value of the restricted shares granted	$ 5,799,625				$ 5,799,625
Aggregate fair value of the restricted shares granted (in Dollar per share) | $ / shares					$ 1.091
Equity-settled share-based payment expenses					$ 15,534
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted						3,996,997
PHCL 2022 Plan [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses					$ 7,732,961
PHCL 2022 Plan [Member] | Restricted Share Units | Third parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted | item		2,446,557
PHCL 2022 Plan [Member] | Restricted Share Units | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted | item	946,330
PHCL 2022 Plan [Member] | Restricted Share Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted | item			144,522
Ifrs Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 2	$ 4.04	$ 7.64
Weighted average fair value of other equity instruments granted in share-based payment arrangement, Value	$ 1,892,660	$ 9,884,090	$ 1,104,148
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of trade sale defined in share agreement				50.00%
First anniversary | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				33.33%
Twenty three months | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage				2.77%
Third anniversary | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage				2.96%